Share reserve - Summary ofTSR market performance target condition granted under the plans (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure Of Inputs Into TSR market performance target condition granted under the plans Model [Line Items]
Period between grant date and performance end date	1 year 6 months
Time interval	1 day
Expected volatilities (PG)	0.457
Expected volatilities (Russell Index)	0.208
Average correlation coefficient to Russell Index	0.119
Annual risk-free interest rates	0.0467
Top of range [member]
Disclosure Of Inputs Into TSR market performance target condition granted under the plans Model [Line Items]
Period between grant date and performance end date	2 years 6 months
Time interval	30 days
Expected volatilities (PG)	0.623
Expected volatilities (Russell Index)	0.233
Average correlation coefficient to Russell Index	0.139
Annual risk-free interest rates	0.0514